UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam Equity Income Fund
The fund's portfolio
2/29/08 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and Defense (1.4%)
L-3 Communications Holdings, Inc.	237,300	$25,222,617
Lockheed Martin Corp.	216,800	22,373,760
		47,596,377

Airlines (0.6%)
Southwest Airlines Co. (S)	972,800	11,926,528
UAL Corp. (S)	216,000	6,544,800
		18,471,328

Banking (7.4%)
Bank of America Corp.	2,120,700	84,276,618
Bank of New York Mellon Corp. (The)	201,000	8,817,870
Comerica, Inc.	411,900	14,927,256
National City Corp.	259,200	4,110,912
PNC Financial Services Group	1,075,800	66,086,394
U.S. Bancorp	1,504,300	48,167,686
Wachovia Corp.	558,400	17,098,208
Zions Bancorp. (S)	119,700	5,715,675
		249,200,619

Biotechnology (0.2%)
Amgen, Inc. (NON)	160,600	7,310,512

Building Materials (1.2%)
Sherwin-Williams Co. (The)	780,800	40,429,824

Chemicals (4.7%)
Celanese Corp. Ser. A	305,800	11,895,620
E.I. du Pont de Nemours & Co.	1,203,400	55,861,828
Lubrizol Corp. (The)	526,800	30,712,440
PPG Industries, Inc.	510,600	31,646,988
Rohm & Haas Co.	492,200	26,386,842
		156,503,718

Computers (4.1%)
EMC Corp. (NON) (S)	1,544,300	23,998,422
Hewlett-Packard Co.	113,900	5,441,003
IBM Corp.	954,900	108,724,914
		138,164,339

Conglomerates (3.4%)
3M Co.	76,900	6,028,960
General Electric Co. (S)	1,685,400	55,854,156
Honeywell International, Inc.	459,400	26,433,876
Tyco International, Ltd. (Bermuda)	631,975	25,316,919
		113,633,911

Consumer Finance (0.8%)
AmeriCredit Corp. (NON)	1,091,900	15,701,522
Capital One Financial Corp.	265,563	12,223,865
		27,925,387

Consumer Goods (4.1%)
Clorox Co.	999,100	58,137,629
Energizer Holdings, Inc. (NON) (S)	37,100	3,443,993
Newell Rubbermaid, Inc. (S)	746,200	16,938,740
Procter & Gamble Co. (The)	884,800	58,556,064
		137,076,426

Electric Utilities (2.9%)
Edison International	1,792,500	88,549,500
Pepco Holdings, Inc.	302,200	7,636,594
		96,186,094

Electrical Equipment (0.8%)
WESCO International, Inc. (NON) (S)	649,700	25,988,000

Electronics (1.1%)
Avnet, Inc. (NON) (S)	115,000	3,876,650
Intel Corp.	1,709,312	34,100,774
		37,977,424

Financial (6.0%)
Assurant, Inc.	756,200	47,300,310
CIT Group, Inc.	1,731,000	38,462,820
Discover Financial Services	944,142	14,247,103
JPMorgan Chase & Co.	2,499,100	101,588,415

		201,598,648

Food (1.1%)
General Mills, Inc.	478,500	26,791,215
Tyson Foods, Inc. Class A (S)	742,500	10,699,425
		37,490,640

Forest Products and Packaging (1.5%)
Packaging Corp. of America	1,481,600	33,765,664
Smurfit-Stone Container Corp. (NON)	393,600	3,129,120
Sonoco Products Co.	458,700	12,921,579
		49,816,363

Health Care Services (3.0%)
AmerisourceBergen Corp.	339,100	14,147,252
Cardinal Health, Inc.	600,100	35,489,914
Lincare Holdings, Inc. (NON)	338,000	10,985,000
McKesson Corp.	346,900	20,383,844
UnitedHealth Group, Inc.	81,600	3,792,768
WellPoint, Inc. (NON)	213,000	14,927,040
		99,725,818

Household Furniture and Appliances (0.4%)
Whirlpool Corp.	160,900	13,575,133

Insurance (5.7%)
ACE, Ltd. (Bermuda)	784,900	44,142,776
Allstate Corp. (The)	680,700	32,489,811
Aspen Insurance Holdings, Ltd. (Bermuda)	423,700	12,261,878
Chubb Corp. (The)	613,800	31,242,420
Conseco, Inc. (NON)	355,800	4,173,534
Endurance Specialty Holdings, Ltd. (Bermuda)	167,300	6,574,890
PartnerRe, Ltd. (Bermuda)	247,499	19,030,198
Protective Life Corp.	182,400	7,038,816
Travelers Cos., Inc. (The)	590,400	27,400,464
XL Capital, Ltd. Class A (Bermuda) (S)	170,100	6,133,806
		190,488,593

Investment Banking/Brokerage (2.7%)
Bear Stearns Cos., Inc. (The)	42,700	3,410,022
E*Trade Financial Corp. (NON)	671,365	2,866,729
Goldman Sachs Group, Inc. (The)	190,400	32,297,552
Morgan Stanley	1,188,300	50,051,196
		88,625,499

Machinery (0.6%)
Cummins, Inc.	241,600	12,171,808
Parker-Hannifin Corp.	128,150	8,282,335
		20,454,143

Manufacturing (0.9%)
Eaton Corp.	78,200	6,305,266
Teleflex, Inc.	395,700	22,376,835
		28,682,101

Media (0.2%)
Walt Disney Co. (The)	203,100	6,582,471

Medical Technology (1.5%)
Covidien, Ltd.	1,060,675	45,386,283
Zimmer Holdings, Inc. (NON)	55,400	4,171,066
		49,557,349

Metals (0.6%)
Nucor Corp.	233,500	15,077,095
United States Steel Corp.	49,000	5,314,050
		20,391,145

Natural Gas Utilities (0.4%)
NiSource, Inc. (S)	859,700	14,778,243

Oil & Gas (17.2%)
BP PLC ADR (United Kingdom) (S)	532,500	34,543,275
ConocoPhillips (S)	1,395,000	115,380,450
Exxon Mobil Corp.	2,188,700	190,438,787
Marathon Oil Corp.	1,347,200	71,617,152
Occidental Petroleum Corp. (S)	375,900	29,083,383
Sunoco, Inc. (S)	294,100	17,963,628
Total SA (France)	910,477	68,789,969
Total SA ADR (France)	100	7,539
Valero Energy Corp.	797,400	46,065,798
		573,889,981

Pharmaceuticals (4.8%)
Bristol-Myers Squibb Co.	530,500	11,994,605
Eli Lilly Co.	804,700	40,251,094

Forest Laboratories, Inc. (NON)			142,100	5,651,317
Johnson & Johnson			594,300	36,822,828
Pfizer, Inc.			2,120,300	47,240,284
Wyeth			422,300	18,420,726
				160,380,854

Railroads (0.1%)
Norfolk Southern Corp.			73,700	3,897,993

Real Estate (1.0%)
Annaly Mortgage Management, Inc. (R)			1,691,900	35,005,411

Regional Bells (6.6%)
AT&T, Inc.			2,398,100	83,525,823
Verizon Communications, Inc.			3,741,400	135,887,648
				219,413,471

Restaurants (0.2%)
Darden Restaurants, Inc.			191,700	5,910,111

Retail (2.7%)
Big Lots, Inc. (NON) (S)			219,400	3,696,890
Foot Locker, Inc. (S)			1,012,200	12,450,060
Home Depot, Inc. (The) (S)			587,800	15,606,090
Staples, Inc.			1,896,200	42,190,450
TJX Cos., Inc. (The) (S)			295,000	9,440,000
Wal-Mart Stores, Inc.			132,800	6,585,552
				89,969,042

Semiconductor (2.5%)
Applied Materials, Inc.			2,368,500	45,404,145
Atmel Corp. (NON)			7,156,100	23,257,325
KLA-Tencor Corp.			80,400	3,377,604
Novellus Systems, Inc. (NON) (S)			242,900	5,363,232
Varian Semiconductor Equipment (NON)			170,900	5,773,002
				83,175,308

Software (1.7%)
Oracle Corp. (NON)			851,500	16,008,200
Symantec Corp. (NON) (S)			2,391,400	40,271,176
				56,279,376

Technology Services (0.4%)
Automatic Data Processing, Inc.			138,100	5,517,095
Computer Sciences Corp. (NON) (S)			159,800	6,943,310
				12,460,405

Telecommunications (1.4%)
Embarq Corp.			1,100,500	46,154,970

Tobacco (0.6%)
Altria Group, Inc.			65,100	4,761,414
Loews Corp. - Carolina Group			200,436	15,090,826
				19,852,240

Waste Management (1.1%)
Waste Management, Inc.			1,139,900	37,422,916

Total common stocks (cost $3,055,948,675)				$3,262,042,183

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)
			Shares	Value

Avery Dennison Corp. $3.938 cv. pfd.			37,375	$1,863,869
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.			61,158	9,020,805
Mylan, Inc. 6.50% cv. pfd.			12,985	11,622,302
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)			677,740	20,755,788

Total convertible preferred stocks (cost $40,699,757)				$43,262,764

INVESTMENT COMPANIES (0.6%)(a) (cost $26,439,523)
			Shares	Value

Apollo Investment Corp.			1,302,881	$20,194,656

CONVERTIBLE BONDS AND NOTES (0.4%)(a) (cost $11,240,000)
			Principal amount	Value

EMC Corp. 144A cv. sr. notes 1 3/4s, 2013			$11,240,000	$13,895,450

WARRANTS (--%)(a)(NON) (cost $-)
	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	37.50	12,063	$346,208

SHORT-TERM INVESTMENTS (5.6%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.80% to 4.48% and
due dates ranging from March 3, 2008 to April 25, 2008
(d)	$181,567,897	$181,308,678
Putnam Prime Money Market Fund (e)	4,574,250	4,574,250

Total short-term investments (cost $185,882,928)		$185,882,928

TOTAL INVESTMENTS

Total investments (cost $3,320,210,883) (b)		$3,525,624,189

NOTES

(a) Percentages indicated are based on net assets of $3,343,742,786.

(b) The aggregate identified cost on a tax basis is $3,333,978,445, resulting in gross unrealized appreciation and depreciation of $416,153,179 and $224,507,435, respectively, or net unrealized appreciation of $191,645,744.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At February 29, 2008, the value of securities loaned amounted to $174,722,214. The fund received cash collateral of $181,308,678 which is pooled with collateral of other Putnam funds into 53 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $426,093 for the period ended February 29, 2008. During the period ended February 29, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $110,587,169 and $121,255,940, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at February 29, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At February 29, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the Fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2008

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$3,213,793,078	$ -
Level 2	$ 311,831,111	$ -
Level 3	$ -	$ -

TOTAL	$3,525,624,189	$ -

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008